Summary of significant accounting policies: - Asset retirement obligations and other retirement costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset retirement obligations
Balance at the beginning of the period	$ 734,997,000	$ 698,051,000
Liabilities settled	(4,680,000)	(2,145,000)
Accretion	38,090,000	36,674,000	$ 32,361,000
Change in cash flow estimates	249,156,000	2,417,000
Balance at the end of the period	1,017,563,000	734,997,000	698,051,000
Coal Ash
Increase in the obligation for coal ash decommissioning	161,303,000
Fund balances for coal ash pond and landfill decommissioning	$ 60,599,000	41,844,000
Hatch Units No. 1 & No. 2
Nuclear Decommissioning
Assumed escalation rate for labor, material and equipment (as a percent)	2.80%
Hatch Unit No. 1
Nuclear Decommissioning
Estimated costs based on site study	$ 277,000,000
Hatch Unit No. 1 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	209,000,000
Hatch Unit No. 1 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	54,000,000
Hatch Unit No. 1 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	14,000,000
Hatch Unit No. 2
Nuclear Decommissioning
Estimated costs based on site study	299,000,000
Hatch Unit No. 2 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	231,000,000
Hatch Unit No. 2 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	49,000,000
Hatch Unit No. 2 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	$ 19,000,000
Vogtle Units No. 1 & No. 2
Nuclear Decommissioning
Assumed escalation rate for labor, material and equipment (as a percent)	2.70%
Vogtle Unit No. 1
Nuclear Decommissioning
Estimated costs based on site study	$ 266,000,000
Vogtle Unit No. 1 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	188,000,000
Vogtle Unit No. 1 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	55,000,000
Vogtle Unit No. 1 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	23,000,000
Vogtle Unit No. 2
Nuclear Decommissioning
Estimated costs based on site study	286,000,000
Vogtle Unit No. 2 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	206,000,000
Vogtle Unit No. 2 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	51,000,000
Vogtle Unit No. 2 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	29,000,000
Asset retirement obligations - Nuclear
Asset retirement obligations
Balance at the beginning of the period	548,574,000	517,565,000
Liabilities settled	(1,686,000)	(17,000)
Accretion	32,857,000	31,026,000
Change in cash flow estimates	79,211,000
Balance at the end of the period	658,956,000	548,574,000	517,565,000
Asset retirement obligations - Coal Ash
Asset retirement obligations
Balance at the beginning of the period	161,755,000	156,465,000
Liabilities settled	(1,596,000)	(943,000)
Accretion	4,238,000	4,629,000
Change in cash flow estimates	161,851,000	1,604,000
Balance at the end of the period	326,248,000	161,755,000	156,465,000
Asset retirement obligations - Other
Asset retirement obligations
Balance at the beginning of the period	24,668,000	24,021,000
Liabilities settled	(1,398,000)	(1,185,000)
Accretion	995,000	1,019,000
Change in cash flow estimates	8,094,000	813,000
Balance at the end of the period	$ 32,359,000	$ 24,668,000	$ 24,021,000